UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    December 31, 2006

Check here if Amendment [ ]; Amendment Number:  _____
  This Amendment (Check only one.):   [ ] is a restatement.
                                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Baker Bros. Advisors, LLC
              --------------------------------------------
Address:      667 Madison Avenue, 17th Floor
              --------------------------------------------
              New York, NY 10021-8029
              --------------------------------------------

Form 13F File Number:  28-10519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Leo Kirby
              --------------------------------------------
Title:         Chief Financial Officer
              --------------------------------------------
Phone:         212-339-5633
              --------------------------------------------

Signature, Place, and Date of Signing:

     /s/ Leo Kirby                 New York, N.Y.            February 14, 2007
--------------------------  ---------------------------   ----------------------
       [Signature]                 [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0
                                           -----------

Form 13F Information Table Entry Total:        74
                                           -----------

Form 13F Information Table Entry Value:     1,073,765
                                           -----------
                                           (thousands)

List of Other Included Managers:  None


   COLUMN 1                     COLUMN 2     COLUMN 3   COLUMN 4          COLUMN 5        COLUMN 6   COLUMN 7         COLUMN 8
                                 TITLE
                                  OF                     VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER        VOTING AUTHORITY
   NAME OF ISSUER                CLASS       CUSIP      (x$1000)    PRN AMT   PRN  CALL  DISCRETION  MANAGERS   SOLE   SHARED   NONE
-----------------                -----       -----      --------    -------   ---  ----  ----------  --------   ----   ------   ----
Acadia Pharmaceuticals Inc.      COM         004225108    12,194    1,387,267 SH         SOLE                 1,387,267
Acorda Therapeutics              COM         00484M106    13,447      848,908 SH         SOLE                   848,908
Acusphere                        COM         00511R870       904      370,370 SH         SOLE                   370,370
Adolor Corp.                     COM         00724X102     1,353      179,888 SH         SOLE                   179,888
Alexion                          COM         015351109     1,471       36,415 SH         SOLE                    36,415
Allos Therapeutics Inc.          COM         019777101    38,783    6,629,493 SH         SOLE                 6,629,493
Altus Pharmaceuticals Inc.       COM         02216N105     4,302      228,216 SH         SOLE                   228,216
Amylin Pharmaceuticals Inc.      COM         032346108    51,314    1,422,631 SH         SOLE                 1,422,631
Anesiva Inc.                     COM         21872P501     3,911      562,800 SH         SOLE                   562,800
Aradigm Corp.                    COM         038505301        90      100,000 SH         SOLE                   100,000
Arena Pharmaceuticals Inc.       COM         040047102     3,942      305,329 SH         SOLE                   305,329
Array Biopharma Inc.             COM         04269X105     3,393      262,595 SH         SOLE                   262,595
Atherogenics Inc.                COM         047439104       496       50,036 SH         SOLE                    50,036
Autoimmune Inc.                  COM         052776101        30       26,100 SH         SOLE                    26,100
Auxilium                         COM         05334D107       699       47,562 SH         SOLE                    47,562
Biocryst Pharmaceuticals Inc.    COM         09058V103    20,299    1,755,973 SH         SOLE                 1,755,973
Biomarin Pharmaceutical Inc.     COM         09061G101     9,670      590,004 SH         SOLE                   590,004
Cerus Corp.                      COM         157085101     6,610    1,127,982 SH         SOLE                 1,127,982
Coley Pharmaceutical Group Inc.  COM         19388P106     5,067      522,926 SH         SOLE                   522,926
Columbia Labaratories Inc.       COM         197779101     4,153      814,257 SH         SOLE                   814,257
Cotherix Inc.                    COM         22163T103     4,213      312,300 SH         SOLE                   312,300
Critical Therapeutics Inc.       COM         22674T105       406      199,084 SH         SOLE                   199,084
Cubist Pharmaceuticals Inc.      COM         229678107     2,807      155,021 SH         SOLE                   155,021
Curis Inc.                       COM         231269101        34       26,800 SH         SOLE                    26,800
Cyclacel Pharmaceuticals         COM         23254L108     1,876      273,386 SH         SOLE                   273,386
Cyclacel Pharmaceuticals Pfd.
  Conv. Ex 6%                    PFD CONV EX 23254L207       511       95,500 SH         SOLE                    95,500
Cytokinetics Inc.                COM         23282W100    11,690    1,562,802 SH         SOLE                 1,562,802
Emergent Biosolutions            COM         29089Q105     2,746      246,100 SH         SOLE                   246,100
Exelisis                         COM         30161Q104       413       45,900 SH         SOLE                    45,900
Genomic Health Inc.              COM         37244C101    38,058    2,046,124 SH         SOLE                 2,046,124
GTX Inc.                         COM         40052B108       264       14,800 SH         SOLE                    14,800
Halozyme Therapeutics Inc.       COM         40637H109     7,383      917,092 SH         SOLE                   917,092
Hansen Medical                   COM         411307101       350       30,352 SH         SOLE                    30,352
Icagen Inc.                      COM         45104P104        76       75,468 SH         SOLE                    75,468
Idera Pharmaceuticals Inc.       COM         45168K108    12,250    2,272,725 SH         SOLE                 2,272,725
Incyte Corp.                     COM         45337C102    18,811    3,221,123 SH         SOLE                 3,221,123
Intermune Inc.                   COM         45884X103    19,580      636,752 SH         SOLE                   636,752
Isis Pharmaceuticals Inc.        COM         464330109       210       18,859 SH         SOLE                    18,859
Kosan                            COM         50064W107       643      115,870 SH         SOLE                   115,870
Ligand Pharmaceuticals Inc.      CL B        53220K207       420       38,357 SH         SOLE                    38,357
Medarex Inc.                     COM         583916101    12,946      875,334 SH         SOLE                   875,334
Medimmune Inc.                   COM         584699102    11,129      343,792 SH         SOLE                   343,792
Memory Pharma                    COM         58606R403       373      153,006 SH         SOLE                   153,006
Metabasis Therapeutics Inc.      COM         59101M105    18,188    2,418,735 SH         SOLE                 2,418,735
Micromet                         COM         59509C105     2,240      746,596 SH         SOLE                   746,596
Myriad Genetics Inc.             COM         62855J104    46,498    1,485,545 SH         SOLE                 1,485,545
Neopharm Inc.                    COM         640919106       478      286,267 SH         SOLE                   286,267
Neose Technologies Inc.          COM         640522108     1,124      504,150 SH         SOLE                   504,150
Neurogen Corp.                   COM         64124E106    30,732    5,165,065 SH         SOLE                 5,165,065
Nuvelo Inc.                      COM         67072M301     5,890    1,472,577 SH         SOLE                 1,472,577
Pharmacyclics Inc.               COM         716933106     6,597    1,301,218 SH         SOLE                 1,301,218
Pozen Inc.                       COM         73941U102     4,395      258,690 SH         SOLE                   258,690
Seattle Genetics Inc.            COM         812578102    31,365    5,884,589 SH         SOLE                 5,884,589
Spectrum Pharmaceuticals Inc.    COM         84763A108     3,461      625,910 SH         SOLE                   625,910
Sunesis Pharmaceuticals Inc.     COM         867328502     5,095    1,127,214 SH         SOLE                 1,127,214
Supergen                         COM         868059106   226,568       44,600 SH         SOLE                    44,600
Tapestry Pharmaceuticals Inc.    COM         876031204     4,000    2,000,000 SH         SOLE                 2,000,000
Targacept                        COM         87611R306     1,328      146,750 SH         SOLE                   146,750
Telik Inc.                       COM         87959M109        60       13,634 SH         SOLE                    13,634
Theravance Inc.                  COM         88338T104    12,692      410,869 SH         SOLE                   410,869
Threshold Pharma                 COM         885807107    11,747    3,174,959 SH         SOLE                 3,174,959
Torreypines Therapeutics         COM         89235K105       985      133,500 SH         SOLE                   133,500
Trimeris Inc.                    COM         896263100    44,180    3,475,954 SH         SOLE                 3,475,954
Vertex Pharmaceuticals Inc.      COM         92532F100    73,956    1,976,386 SH         SOLE                 1,976,386
Viropharma Inc.                  COM         928241108    85,373    5,831,462 SH         SOLE                 5,831,462
Xenoport Inc.                    COM         98411C100     9,399      382,861 SH         SOLE                   382,861
Zymogenetics Inc.                COM         98985T109     3,478      223,392 SH         SOLE                   223,392

Alexion Pharmaceuticals Notes
  1.375% 2/01/2012               CONV BONDS  015351AF6    33,406   23,300,000 PRN        SOLE                23,300,000
Amylin Pharmaceuticals Notes
  2.5% 4/15/11                   CONV BONDS  032346AD0    11,306    9,000,000 PRN        SOLE                 9,000,000
Biomarin Pharmaceuticals Notes
  2.5% 3/29/2013                 CONV BONDS  09061GAC5    22,506   18,600,000 PRN        SOLE                18,600,000
Decode Genetics Notes 3.5%
  4/15/2011                      CONV BONDS  243586AB0     2,216    3,000,000 PRN        SOLE                 3,000,000
Incyte Genomics  Notes 3.5%
  2/15/2011                      CONV BONDS  45337CAE2    15,271   19,000,000 PRN        SOLE                19,000,000
Intermune Inc Notes .25%
  3/01/2011                      CONV BONDS  45884XAC7    12,718    8,500,000 PRN        SOLE                 8,500,000
Medarex Inc Notes 2.25%
  5/15/2011                      CONV BONDS  583916AG6    17,196   13,500,000 PRN        SOLE                13,500,000